BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Aug. 23, 2023	Aug. 18, 2023	Aug. 17, 2023	May 23, 2023	Dec. 31, 2022
Preferred stock, shares outstanding	150,000
Common stock, par value	$ 0.0001
Common stock, shares authorized	55,000,000
Common stock, shares issued after conversion	16,602,460
Common stock, shares outstanding after conversion	16,602,460
Kingswood Acquisition Corp
Preferred stock, par value (in dollars per share)		$ 0.0001					$ 0.0001
Shares of Preferred Stock authorized		1,000,000					1,000,000
Preferred stock, shares issued (in shares)		0					0
Preferred stock, shares outstanding		0					0
Kingswood Acquisition Corp | Class A common stock
Common stock, par value		$ 0.0001					$ 0.0001
Common stock, shares authorized		100,000,000					100,000,000
Common stock, shares issued after conversion		3,193,083		3,193,083	3,203,049
Common stock, shares outstanding after conversion		3,193,083		3,193,083	3,203,049
Kingswood Acquisition Corp | Class A common stock subject to possible redemption
Common stock subject to possible redemption outstanding (in shares)		484,083					508,456
Shares at redemption value		$ 12.24	$ 12.23			$ 11.4	$ 10.25
Kingswood Acquisition Corp | Class A common stock not subject to possible redemption
Common stock, par value		$ 0.0001					$ 0.0001
Common stock, shares authorized		100,000,000					100,000,000
Common stock, shares issued after conversion		2,709,000					104,000
Common stock, shares outstanding after conversion		2,709,000					104,000
Common stock subject to possible redemption outstanding (in shares)		2,709,000					104,000
Kingswood Acquisition Corp | Class B common stock
Common stock, par value		$ 0.0001					$ 0.0001
Common stock, shares authorized		10,000,000					10,000,000
Common stock, shares issued after conversion		270,000		270,000	270,000		2,875,000
Common stock, shares outstanding after conversion		270,000		270,000	270,000		2,875,000